Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disaggregation of Revenue by Major Source
The following table disaggregates the Company’s revenues by major source (in millions):

	Year Ended December 31,
	2021	2020
Net earned premium	$38.9	$17.1
Ceding commissions, net	21.3	1.2
Agency commissions, net	12.3	8.4
Policy fees	10.9	2.6
MGA commissions, net	2.6	12.8
Claims processing fees	1.3	4.6
Other revenue	3.6	3.8
Net investment income	0.3	1.1

Total revenue, net	$91.2	$51.6